Business Combinations - Acquisition of ZACC - allocation of the purchase price (Details) - JPY (¥) ¥ in Thousands	Oct. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Estimated fair values of the assets acquired and liabilities assumed at the acquisition date
Goodwill		¥ 389,131	¥ 484,564	¥ 539,490
Other intangible assets		¥ 1,139,297	¥ 920,700
ZACC
Estimated fair values of the assets acquired and liabilities assumed at the acquisition date
Cash	¥ 81,802
Accounts receivable-other	49,573
Inventories	5,408
Prepaid expenses and other current assets	2,234
Property and equipment	39,232
Other intangible assets	240,000
Right-of-use asset-operating lease	202,196
Other assets	68,497
Total assets acquired	688,942
Accounts payable	(6,041)
Accrued expenses and other current liabilities	(42,168)
Mandatorily redeemable noncontrolling interests in ZACC	(148,000)
Lease liability	(201,076)
Borrowings	(249,263)
Asset retirement obligation	(14,147)
Deferred tax liability	(73,488)
Total liabilities assumed	(734,183)
Net liabilities assumed	(45,241)
Fair value of the consideration transferred	122,000
Goodwill	167,241
Other intangible assets	240,000
Acquisition related costs	0
ZACC | Trademark
Estimated fair values of the assets acquired and liabilities assumed at the acquisition date
Other intangible assets	90,000
ZACC | Customer relationship
Estimated fair values of the assets acquired and liabilities assumed at the acquisition date
Other intangible assets	¥ 150,000